INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Raw materials	$ 50,053	$ 15,349
Work-in-process	26,688	20,649
Finished goods	92,362	113,941
Total	169,103	149,939
Inventory write-down	$ 21,523	$ 81,398	$ 4,519